Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [text block] [Abstract]
Schedule of intangible assets
Software
($)
Cost
At December 31, 2017	7,993,002
Additions	1,804,207
At December 31, 2018	9,797,209
Additions	1,939,858
At December 31, 2019	11,737,067
Additions	1,183,528
At December 31, 2020	12,920,595

Accumulated amortization
At December 31, 2017	3,461,095
Amortization	2,965,035
At December 31, 2018	6,426,130
Amortization	2,530,590
At December 31, 2019	8,956,720
Amortization	1,706,972
At December 31, 2020	10,663,692

Carrying amounts
At December 31, 2018	3,371,079
At December 31, 2019	2,780,347
At December 31, 2020	2,256,903